SCHEDULE OF WARRANTS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 05, 2021
Expiry date	Feb. 05, 2023
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	1,319,675	1,319,675
Warrant two [member]
IfrsStatementLineItems [Line Items]
Date issued	Mar. 05, 2021
Expiry date	Mar. 05, 2023
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	5,142,324	5,142,324
Warrant three [member]
IfrsStatementLineItems [Line Items]
Date issued	Mar. 22, 2021
Expiry date	Mar. 22, 2023
Exercise price | $ / shares		$ 13.35
Number of warrants outstanding	1,200,000	1,200,000
Warrant four [member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 29, 2021
Expiry date	Jul. 29, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	250,000	250,000
Warrant five [member]
IfrsStatementLineItems [Line Items]
Date issued	Sep. 14, 2021
Expiry date	Sep. 14, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	4,798	4,798
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	7,916,797	7,916,797